Fair Value Measurements (Details) - Schedule of Financial Instruments That Are Measured At Fair Value on a Recurring Basis - CleanTech Acquisition Corp [Member] - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of Financial Instruments That Are Measured At Fair Value on a Recurring Basis [Line Items]
Fair value as of Beginning balance	$ 1,937,250	$ 2,798,250
Initial measurement of Public Warrants and Private Placement Warrants at July 19, 2021			7,980,000
Initial measurement of over-allotment warrants			1,071,000
Transfer of Public Warrants to Level 1 measurement			(5,175,000)
Change in fair value	358,750	(861,000)	(1,077,750)
Fair value as of Ending balance	$ 2,296,000	$ 1,937,250	$ 2,798,250